N-2 $ in Millions	Mar. 19, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Securities Act File Number	814-00861
Document Type	8-K
Entity Registrant Name	Fidus Investment Corporation
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Sixth Supplemental Indenture
Long Term Debt, Principal	$ 100.0
Long Term Debt, Structuring [Text Block]	The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Company’s registration statement on Form
N-2
(File
No. 333-277540)
previously filed with the SEC, as supplemented by a preliminary prospectus supplement dated March 12, 2025, a final prospectus supplement dated March 12, 2025 and the pricing term sheet filed with the SEC on March 12, 2025. This Current Report on Form
8-K
shall not constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction. The transaction closed on March 19, 2025.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, or any successor provisions, whether or not the Company continues to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to the Company by the Securities and Exchange Commission (the “SEC”) and certain other exceptions, and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.